Income Taxes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Assessable profits rate			0.80%	0.30%
Operating loss carryforwards (in Dollars)	$ 67,776
Increased in net valuation allowance (in Dollars)			$ 10,596
Valuation allowance (in Dollars)	82,288		71,692
Unrecognized tax benefits (in Dollars)
PRC income tax rate	25.00%	25.00%
Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate (in Dollars)		$ 2.0
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Assessable profits rate	25.00%	25.00%
Maximum [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	8.25%	8.25%
Minimum [Member] | Inland Revenue, Hong Kong [Member]
Income Taxes [Line Items]
Assessable profits rate	7.50%	7.50%
Singapore [Member]
Income Taxes [Line Items]
Assessable profits rate	17.00%	17.00%	17.00%	17.00%
Singapore [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Assessable profits rate	25.00%	25.00%
Unincorporated Businesses [Member]
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate (in Dollars)		$ 2.0
Assessable profits rate	15.00%	15.00%
Corporations [Member]
Income Taxes [Line Items]
Assessable profits rate	16.50%	16.50%
Inland Revenue, Hong Kong [Member] | China [Member]
Income Taxes [Line Items]
Assessable profits rate	8.25%	8.25%
Wangfan Linghang [Member]
Income Taxes [Line Items]
Qualified EIT rate						25.00%
Wangfan Linghang [Member] | Expiring on December 26, 2020 [Member]
Income Taxes [Line Items]
Qualified EIT rate						15.00%
Air Esurfing [Member]
Income Taxes [Line Items]
Qualified EIT rate					25.00%
Air Esurfing [Member] | Expiring on September 10, 2021 [Member]
Income Taxes [Line Items]
Qualified EIT rate					15.00%